Investment properties (Tables)	12 Months Ended
Jun. 30, 2020
Investment Properties [Abstract]
Schedule of investment properties

	June 30, 2020		June 30, 2019
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	43,925	289,600	36,378	325,558
Adjustments previous periods (IFRS 16)	-	426	-	-
Additions	3,540	1,838	5,165	6,446
Activation of financial costs	81	-	217	16
Capitalized leasing costs	4	16	11	4
Amortization of capitalized leasing costs (i)	(6)	(9)	(9)	(13)
Transfers / Reclassification to assets held for sale	4,551	(28,781)	(696)	1,129
Incorporation by business combination	-	244	-	-
Deconsolidation (ii)	(1,694)	(155,846)	-	-
Disposals	(1,740)	(13,412)	(71)	(3,676)
Currency translation adjustment	14	53,462	(66)	(2,981)
Net (loss)/ gain from fair value adjustment	28,273	3,061	2,996	(36,883)
Fair value at the end of the year	76,948	150,599	43,925	289,600

(i) Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 23).

(ii) $ 1,694 corresponds to La Maltería and $ 155,846 to Gav-Yam

Schedule of investment property of the Group
	06.30.2020	06.30.2019
Rental properties	192,684	298,702
Undeveloped parcels of land	27,534	28,507
Properties under development	7,329	6,316
TOTAL	227,547	333,525

Schedule of recognized in the Statements of Income

	06.30.2020	06.30.2019	06.30.2019
Rental and services income	19,560	22,689	21,631
Direct operating expenses	(8,702)	(8,094)	(7,685)
Development reimbursements / (expenses)	121	(87)	(4,133)
Net realized gain from fair value adjustment of investment properties (i)	1,080	901	542
Net unrealized gain from fair value adjustment of investment properties	30,130	(38,778)	18,633

(i) As of June 30, 2020, $ 468 corresponds to the result realized in previous years. As of June 30, 2018, $ 15 corresponds to results realized in previous years.

Schedule of fair value measurements of investment properties

				Sensitivity (i)
				06.30.20		06.30.19
Description	Valuation technique	Parameters	Range fiscal year 2019 / (2018)	Increase	Decrease	Increase	Decrease

Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.50% to 9.75% /	(406)	539
			(7.00% to 9.00% )			(3,816)	4,353
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 77 / (NIS 63)/	366	(366)
						6,713	(6,713)

Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.50% to 7.80% /	-198	261
			(7.00% to 9.00%)			(1,931)	2,207
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 41 / (NIS 87)	165	(165)
						3,047	(3,047)

Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	N/A	N/A	N/A
			(7.75% to 9.00%)			(717)	815
		Weighted average rental value per square meter (m2) per month, in NIS	N/A / (NIS 31)	N/A	N/A
						1,731	(1,731)

Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	4.75% / (6.25%)	(6,059)	7,507	(2,181)	2,31
		Weighted average rental value per square meter (m2) per month, in US$	US$ 79 / (US$ 73)	6,284	(6,284)
						4,772	(4,772)

Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	6.50% / (8.50%)	(1,792)	2,512	(467)	493
		Weighted average rental value per square meter (m2) per month, in US$	US$ 25 / (US$ 33)	(1,307)	1,307
						586	(586)

Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	12.18% / (12.10%)	(4,252)	5,207	(4,668)	5,821
		Growth rate	2.3% / (3%)	2,027	-1,655	2,195	(1,761)
		Inflation	(*)	8,852	(7,282)	4,088	(3,742)
		Devaluation	(*)	(4,115)	5,03	(4,338)	6,237

Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	Ps. 30,148 / (Ps. 14,312)	2,159	(2,159)	1,336	(1,336)
		% of incidence	30% / (30%)	7,196	(7,196)	4,458	(4,458)

Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5,787 NIS/m2 /
			(5,787 NIS/m2)

		Annual weighted average discount rate	7.00% to 9.00% /	(1,307)	1,307
			(7.00% to 9.00%)			(918)	918

(*) For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 59.81 (corresponding to the year ended June 30, 2020) and arriving at Ps.243.89. In the long term, a nominal devaluation rate of 2.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2020) and stabilizes at 23.2% after 5 years.

(i) Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.